INCOME TAX - Net deferred tax asset and tax liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward	$ 9,469,767	$ 6,909,965
Research and development credits	1,229,181	1,155,623
Capitalized pre-business expenses	2,563,946	2,690,320
Accrued expenses	26,290	69,965
Stock based compensation	481,062	64,476
Inventory reserve	64,726	209,410
Operating lease liability	158,388	0
Capitalized §174 R&D Costs	919,466	0
Total deferred tax assets	14,912,826	11,099,759
Valuation allowance	(14,506,698)	(10,825,941)
Deferred tax assets, net of allowance	406,128	273,818
Deferred tax liabilities:
Fixed assets	(264,377)	(273,818)
Right-of-use assets	(141,751)	0
Total deferred tax liabilities	(406,128)	(273,818)
Net deferred tax asset (liability)	$ 0	0
Tailwind Acquisition Corp [Member]
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward		19,569	$ 2,772
Organizational costs/Startup expenses		1,184,552	56,428
Total deferred tax assets		1,204,121	59,200
Valuation allowance		(1,204,121)	(59,200)
Deferred tax assets, net of allowance		$ 0	$ 0